Basis of Presentation - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2013 ExtensionOptions	Jun. 30, 2016 USD ($) $ / shares	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) component $ / shares	Jun. 30, 2015 USD ($)	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life				20 years		25 years
Depreciation and amortization		$ 74,057	$ 71,803	$ 148,979	$ 129,797
Net (loss) income		(100,129)	123,379	(102,652)	104,737
Asset retirement obligation		19,300		19,300
Restatement Adjustment [Member] | Service Life [Member]
Property, Plant and Equipment [Line Items]
Net (loss) income		$ (7,300)		$ (14,600)
Net income (loss), per unit, basic and diluted (usd per share) | $ / shares		$ (0.07)		$ (0.14)
Restatement Adjustment [Member] | Service Life [Member] | Vessels [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization		$ 7,300		$ 14,600
Shuttle Tanker [Member]
Property, Plant and Equipment [Line Items]
Number of components in segment | component				2
Depreciation and amortization		$ 30,089	$ 26,795	$ 60,737	$ 55,162
Randgrid shuttle tanker [Member]
Property, Plant and Equipment [Line Items]
Operating lease arrangement period, lessor				3 years
Number of extension options | ExtensionOptions	12
Additional term of contract				1 year